Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 14 — Stock-based Compensation
Stock-based incentive awards are provided to employees under the terms of various Astra equity incentive plans.
2021 Omnibus Incentive Plan
In June 2021, the Board of Directors approved the 2021 Omnibus Incentive Plan (the “2021 Plan”), which reserved
36.8
 million shares of Class A common stock for issuance for awards in accordance with the terms of the 2021 Plan. On January 1, 2022, pursuant to the terms of the 2021 Plan, the number of shares of Class A common stock available for issuance under the 2021 Plan increased by 13.1 million. Similarly, the share reserve increases on January 1 of each year from 2023 to 2031 by the lesser of (i) 5% of the sum of number of shares of (x) Class A common stock and (y) Class B common stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A common stock as determined by the Board. On June 1, 2022, the shareholders of the Company approved the amendment of 2021 Plan to increase the Class A common stock available for issuance under the 2021 plan by 6 million. The purpose of the 2021 Plan is to advance the Company’s interests by providing for the grant to employees, directors, consultants and advisors of stock and stock-based awards. As of June 30, 2022, 20.5 million shares remain available for issuance under the plan.
2021 Employee Stock Purchase Plan
In
 June 2021, the Board of Directors approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) to reserve
5.0
 million shares of Class A common stock for issuance for awards in accordance with the terms of the ESPP. On January 1, 2022, pursuant to the terms of the 2021 ESPP, the number of shares of Class A common stock available for issuance under the 2021 ESPP increased by
2.6
 million. Similarly, the number of shares of Class A common stock reserved for issuance under the 2021 ESPP will ultimately increase on January 1 of each year from
2023
to
2031
by the lesser of (i)
1
% of the sum of number of shares of Class A common stock and Class B common stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A common stock as determined by the Board. The purpose of the 2021 ESPP is to enable eligible employees to use payroll deductions to purchase shares of Class A common stock and thereby acquire an interest in the company. Eligible employees are offered shares through a
24-month
offering period, which consists of four consecutive
6-month
purchase periods. Employees may purchase a limited amount of shares of the Company’s stock at a discount of up to
15
% of the lesser of the fair market value at the beginning of the offering period or the end of each
6-month
purchase period.
0.2
 million shares were issued under the Employee Stock Purchase Plan during the six months ended June 30, 2022. As of June 30, 2022,
7.5
 million shares remain available for issuance under the 2021 ESPP. As of June 30, 2022, the Company had $
1.5
 million of unrecognized stock-based compensation expense related to the 2021 ESPP. This cost is expected to be recognized over a weighted-average period of
1.09
 years.
2016 Equity Incentive Plan
In 2016,
pre-combination
Astra adopted the 2016 Equity Incentive Plan (the “2016 Plan”). Under this Plan, the Board of Directors or a committee appointed by the Board of Directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock, and other performance or value-based awards within parameters set forth in the Plan to employees, directors, and non-employee
consultants.
In connection with the Business Combination, the Company assumed the 2016 Plan upon closing. Each outstanding and unexercised option (“Astra Option”) was converted, at the exchange ratio established in the BCA, into an option (“New Astra Option”) to acquire shares of the Company’s Class A common stock with the same terms and conditions as applicable to the Astra Option immediately prior to the Business Combination. As of June 30, 2022, there were no shares available for issuance under the plan.

The following table summarizes stock-based compensation expense that the Company recorded in the condensed consolidated statements of operations for the three and six months ended June 30, 2022 and 2021, respectively:

	For the Three Months Ended June 30,		For The Six Months Ended June 30,
in thousands	2022	2021	2022	2021

Cost of revenues	$456	$—	$697	$—
Research and development	4,832	125	11,568	3,304
Sales and marketing	1,417	42	2,997	54
General and administrative	6,086	7,277	14,570	14,419

Stock-based compensation expense	$12,791	$7,444	$29,832	$17,777

On November 22, 2021, under the 2021 Plan, the Company’s compensation committee issued
1,047,115
PSUs to the employees of Apollo who joined Astra. P
SUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.
The number of PSUs vested will be determined by multiplying the total number of PSUs granted by the percentage of milestones achieved and by the percentage of PSUs that satisfy the time-based vesting condition on such time-vesting date.
Certain performance conditions for PSUs are subjective and the number of PSUs related to these performance conditions do not meet the criteria for the grant date. Accordingly, 523,557 PSUs and 52,355 PSUs related to the performance conditions that are not subjective are considered granted as of November 22, 2021 and January 21, 2022, respectively. The remaining PSUs issued did not meet the grant date criteria as of June 30, 2022. The Company will re-assess
at the end of each reporting period if any further PSUs has met the grant date criteria and account for it in the period in which it meets the grant date criteria.
As of June 30, 2022, the Company assessed the probability of success for the performance conditions that are not subjective and determined that the Company has achieved certain of these performance conditions within the requisite period. Therefore, the Company recognized $0.3 million and $1.2 million compensation costs related to PSUs for the three and six months ended June 30, 2022, respectively.
On September 20, 2021, under the 2021 Plan, the Company’s compensation committee granted 3,972,185 restricted stock units (“RSUs”), 3,426,094 time-based stock options and 13,016,178 performance stock options (“PSOs”) to its executive officers. RSUs and time-based stock options granted have service-based vesting conditions only. The service conditions vary for each executive officer and is based on their continued service to the Company. Option holders have a
10-year
period to exercise their options before options expire. Forfeitures are recognized in the period of occurrence and stock-based compensation costs are recognized based on grant-date fair value as RSUs and time-based stock options vest.
PSOs, only eligible to the executive officers of the Company, are subject to performance conditions as follows, and the milestones do not need to be achieved in any specific order or sequence:
Milestone A: The Company has had a successful orbital delivery.
Milestone B: The Company has had six orbital launches during a six consecutive month period.
Milestone C: The Company has completed a prototype for a spacecraft that has achieved an orbital launch.
Milestone D: The Company has conducted
twenty-six
orbital launches during a six consecutive month period.
Milestone E: The Company has achieved an orbital launch for an aggregate of 100 spacecraft.

These PSOs also require the volume weighted average share price for a period of thirty trading days meet share price thresholds of $15.00, $20.00, $30.00, $40.00 and $50.00 following the achievement of the first milestone, second milestone, third milestone, fourth milestone and fifth milestone, respectively, before a milestone will be deemed achieved. After each milestone is achieved, 20% of the PSOs will vest on the vesting date immediately following the date at which the price thresholds are met. For this purpose, a “vesting date” is February 15, May 15, August 15 and November 15 of any applicable year. The milestones must be achieved over a period of approximately five years, with the earliest vesting date of November 15, 2022, and the last vesting date no later than November 15, 2026, if all vesting conditions are met. No unvested portion of the PSOs shall vest after November 15, 2026. As of June 30, 2022, the Company assessed the probability of success for the five milestones mentioned above and determined that it is probable that the Company will achieve Milestone A and Milestone B within the requisite period. Therefore, the Company recognized $4.1 million and $9.0 million compensation costs related to PSOs for the three and six months ended June 30, 2022, respectively. As of June 30, 2022, we had unrecognized stock-based compensation expense of $32.8 million for the milestones that were not considered probable of achievement.
In April 2021, the Board of Directors approved the acceleration of the vesting of 1,900,000 pre-combination
Astra stock options issued to two executive officers: Kelyn Brannon and Martin Attiq, on December 27, 2020. The Company recognized the remaining stock-based compensation expense of $7.2 million on its Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2021.
In February 2021, the Board of Directors approved the acceleration in vesting of 206,250 pre-combination
Astra stock options that were issued to one employee on May 15, 2020. The remaining unvested options were fully vested upon acceleration. The Company recorded a $1.4 million stock-based compensation expense related to the modification for the three months ended March 31, 2021.
As of June 30, 2022, the Company had $119.1 million of unrecognized stock-based compensation expense related to all of the Company’s stock-based awards. This cost is expected to be recognized over a weighted-average period of 3.0 years.
Secondary Sales
In April 2021, four executive officers, Chris Kemp, CEO, Adam London, CTO, Kelyn Brannon, Chief Financial Officer (“CFO”), and Martin Attiq, Chief Business Officer (“CBO”), entered into stock purchase agreements with new investors to sell 2,534,793, 865,560, 1,500,000 and 400,000 shares, respectively, of Class A common stock of pre-combination
Astra, at a purchase price per share of $5.66 (“April 2021 Secondary Sales”). No additional stock-based compensation expense was recognized for the three and six months ended June 30, 2021 as the purchase price was below fair market value of Class A common stock of pre-combination
Astra at the time of the sales.
In
January 2021
, concurrent with Series C Financing, two executive officers, Chris Kemp, founder and Chief Executive Officer (“CEO”), and Adam London, founder and Chief Technology Officer (“CTO”), entered into stock purchase agreements with certain investors including ACME SPV AS, LLC to sell 3,775,879 and 2,265,529 shares, respectively, of Founders Convertible Preferred Stock at purchase prices in excess of the estimated fair value at the time of the transactions (“January 2021 Secondary Sales”) to certain investors. Upon the sale, the Founders Convertible Preferred Stock automatically converted into Series C Convertible Preferred Stock. The Company’s board member, Scott Stanford, is a member of ACME SPV AS, LLC and the Company facilitated the January 2021 Secondary Sales. As a result, for the three months ended March 31, 2021, the Company recorded a total of $8.2 million in stock-based compensation expense for the difference between the price paid by these investors and the estimated fair value of the Founders Convertible Preferred Stock on the date of the transaction.

Stock Options Awards
The following is a summary of stock option activity for the six months ended June 30, 2022:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value

Outstanding — December 31, 2021	20,326,384	$7.52	9.4	$22,782,654
Granted	1,142,027	5.21
Exercised	(231,491)	0.45
Forfeited	(49,394)	1.69
Expired	(5,067)	6.75

Outstanding — June 30, 2022	21,182,459	$7.48	8.94	$2,733,826
Unvested — June 30, 2022	18,525,741	$8.23	9.11	$1,037,708
Exercisable — June 30, 2022	2,656,718	$2.26	7.76	$1,696,117
The Company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time-based options. The following table summarizes the assumptions used in estimating the fair value of options granted in the six months ended June 30, 2022:

Time Based Stock Options

Expected terms (years) (1)	5.81
Expected volatility (2)	68.9%
Risk-free interest rate (3)	1.70%
Expected dividend rate (4)	—
Grant-date fair value	$3.20

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Restricted Stock Units Awards
The following is a summary of restricted stock units for the six months ended June 30, 2022:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share

Outstanding — December 31, 2021	10,678,818	$9.20
Granted	7,859,084	3.38
Vested	(1,570,858)	8.76
Forfeited	(1,341,095)	8.62

Outstanding — June 30, 2022	15,625,949	$6.36
Total fair value as of the respective vesting dates of restricted stock units vested for the six months ended June 30, 2022 was approximately $4.9 million. As of June 30, 2022, the aggregate intrinsic value of unvested restricted stock units was $20.3 million.

Note 15 — Stock-based Compensation
Stock-based incentive awards are provided to employees under the terms of various Astra equity incentive plans.
2021 Omnibus Incentive Plan
In June 2021, the Board of Directors approved the 2021 Omnibus Incentive Plan (the “2021 Plan”), which reserved 36.8 million shares of Class A common stock for issuance for awards in accordance with the terms of the 2021 Plan. In addition, the pool increases on January 1 of each year from 2022 to 2031 by the lesser of (i) 5% of the sum of number of shares of (x) Class A common stock and (y) Class B common stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A common stock as determined by the Board. The purpose of the 2021 Plan is to advance the Company’s interests by providing for the grant to employees, directors, consultants and advisors of stock and stock-based awards. As of December 31, 2021, 9.1 million shares remain available for issuance under the plan.
2021 Employee Stock Purchase Plan
In June 2021, the Board of Directors approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) to reserve 5 million shares of Class A common stock for issuance for awards in accordance with the terms of the ESPP. In addition, the number of shares reserved for issuance will ultimately increase on January 1 of each year from 2022 to 2031 by the lesser of (i) 1% of the sum of number of shares of Class A common stock and Class B common stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A common stock as determined by the Board. The purpose of the ESPP is to enable eligible employees to use payroll deductions to purchase shares of Class A common stock and thereby acquire an interest in the company. Eligible employees are offered shares through a
24-month
offering period, which consists of four consecutive
6-month
purchase periods. Employees may purchase a limited amount of shares of our stock at a discount of up to 15% of the lesser of the fair market value at the beginning of the offering period or the end of each
6-month
purchase period. No shares were issued under the Employee Stock Purchase Plan during the year ended December 31, 2021. As of December 31, 2021, 5 million shares remain available for issuance under the
Employee Stock Purchase Plan. As of December 31, 2021, the Company had $0.5 million of unrecognized stock-based compensation expense related to the ESPP. This cost is expected to be recognized over a weighted-average period of 0.8 years.
2016 Equity Incentive Plan
In 2016,
pre-combination
Astra adopted the 2016 Equity Incentive Plan (the “2016 Plan”). Under this Plan, the Board of Directors or a committee appointed by the Board of Directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock, and other performance or value-based awards within parameters set forth in the Plan to employees, directors, and non-employee
consultants.
In connection with the Business Combination, the Company assumed the 2016 Plan upon closing. Each outstanding and unexercised option (“Astra Option”) was converted, at the exchange ratio established in the BCA, into an option (“New Astra Option”) to acquire shares of the Company’s Class A common stock with the same terms and conditions as applicable to the Astra Option immediately prior to the Business Combination. As of
December 31, 2021, there were no shares available for issuance under the plan.

The following table summarizes stock-based compensation expense that the Company recorded in the Consolidated Statements of Operations for the year ended December 31, 2021, 2020 and 2019:

	For The Year Ended December 31,
in thousands	2021	2020	2019
Research and development	$12,930	$339	$190
Sales and marketing	220	—	—
General and administrative	26,593	31,863	624
Stock-based compensation expense	$39,743	$32,202	$814

As of December 31, 2021, the Company had capitalized $0.3 million of stock-based compensation in inventories. No stock-based compensation was capitalized as of December 31, 2020 and 2019.
On November 22, 2021, under the 2021 Plan, the Company’s compensation committee issued 1,047,115 PSUs to the employees of Apollo who joined Astra. PSUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022 only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions. The number of PSUs vested will be determined by multiplying the total number of PSUs granted by the percentage of milestones achieved and by the percentage of PSUs that satisfy the time-based vesting condition on such time-vesting date.
Certain performance conditions for PSUs are subjective and the number of PSUs related to these performance conditions do not meet the criteria for the grant date. Accordingly, 523,557 PSUs related to the performance conditions that are not subjective are considered granted as of November 22, 2021. The remaining PSUs issued did not meet the grant date criteria as of December 31, 2021. The Company will re-assess
at the end of each reporting period if any further PSUs has met the grant date criteria and account for it in the period in which it meets the grant date criteria.
As of December 31, 2021, the Company assessed the probability of success for the performance conditions that are not subjective and determined that the Company has achieved these performance conditions within the requisite period. Therefore, the Company recognized $0.5 million compensation costs related to PSUs for the year ended December 31, 2021.
On September 20, 2021, under the 2021 Plan, the Company’s compensation committee granted 3,972,185 restricted stock units (“RSUs”), 3,426,094 time-based stock options and 13,016,178 performance stock options (“PSOs”) to its executive officers. RSUs and time-based stock options granted have service-based vesting conditions only. The service conditions vary for each executive officer and is based on their continued service to the Company. Option holders have a
10-year
period to exercise their options before options expire. Forfeitures are recognized in the period of occurrence and stock-based compensation costs are recognized based on grant-date fair value as RSUs and time-based stock options vest. Refer to disclosures below for the Company’s RSUs and option activities for the year ended December 31, 2021.
PSOs, only eligible to the executive officers of the Company, are subject to performance conditions as follows, and the milestones do not need to be achieved in any specific order or sequence:
Milestone A: The Company has had a successful orbital delivery.
Milestone B: The Company has had six orbital launches during a six consecutive month period.
Milestone C: The Company has completed a prototype for a spacecraft that has achieved an orbital launch.
Milestone D: The Company has conducted
twenty-six
orbital launches during a six consecutive month period.
Milestone E: The Company has achieved an orbital launch for an aggregate of 100 spacecraft.
These PSOs also require the volume weighted average share price for a period of thirty trading days meet certain share price thresholds before a milestone will be deemed achieved. After each milestone is achieved, 20% of the PSOs will vest on the vesting date immediately following the date at which the price thresholds are met. For this purpose, a “vesting date” is February 15, May 15, August 15 and November 15 of any applicable year. The milestones must be achieved over a period of approximately five years, with the earliest vesting date of November 15, 2022 and the last vesting date no later than November 15, 2026, if all vesting conditions are met. No unvested portion of the PSOs shall vest after November 15, 2026. As of December 31, 2021, the Company assessed the probability of success for the five milestones mentioned above and determined that it is probable that the Company will achieve Milestone A and Milestone B within the requisite period. Therefore, the Company recognized $5.6 million compensation costs related to PSOs for the year ended December 31, 2021. As of December 31, 2021, we had unrecognized stock-based compensation expense of $32.8 million for the milestones that were not considered probable of achievement.
In April 2021, the Board of Directors has approved the acceleration of the vesting of 1,900,000 pre-combination
Astra stock options issued to two executive officers: Kelyn Brannon and Martin Attiq, on December 27, 2020. The Company recognized the remaining stock-based compensation expense of $7.2 million in its Consolidated Statements of Operations for the year ended December 31, 2021.
In February 2021, the Board of Directors approved the acceleration in vesting of 206,250 pre-combination
Astra stock options that were issued to one employee on May 15, 2020. The remaining unvested options were fully vested upon acceleration. The Company recorded a $1.4 million stock-based compensation expense related to the modification for the year ended December 31, 2021.
As of December 31, 2021, the Company had $130.3 million of unrecognized stock-based compensation expense related to all of the Company’s stock-based awards. This cost is expected to be recognized over a weighted-average period of 2.93 years.
Secondary Sales
In January 2021, concurrent with Series C Financing, two executive officers, Chris Kemp, founder and Chief Executive Officer (“CEO”), and Adam London, founder and Chief Technology Officer (“CTO”), entered into stock purchase agreements with certain investors including ACME SPV AS, LLC to sell 3,775,879 and 2,265,529 shares, respectively, of Founders Convertible Preferred Stock at purchase prices in excess of the estimated fair value at the time of the transactions (“January 2021 Secondary Sales”) to certain investors. Upon the sale, the Founders Convertible Preferred Stock automatically converted into Series C Convertible Preferred Stock. The Company’s board member, Scott Stanford, is a member of ACME SPV AS, LLC and the Company facilitated the January 2021 Secondary Sales. As a result, for the year ended December 31, 2021 the Company recorded a total of $8.2 million in stock-based compensation expense for the difference between the price paid by these investors and the estimated fair value of the Founders Convertible Preferred Stock on the date of the transaction.
In April 2021, four executive officers, Chris Kemp, CEO, Adam London, CTO, Kelyn Brannon, Chief Financial Officer (“CFO”), and Martin Attiq, Chief Business Officer (“CBO”), entered into stock purchase agreements with new investors to sell 2,534,793, 865,560, 1,500,000 and 400,000 shares, respectively, of Class A common stock of pre-combination
Astra, at a purchase price per share of $5.66 (“April 2021 Secondary Sales”). No additional stock-based compensation expense was recognized for the year ended December 31, 2021 as the purchase price was below fair market value of Class A common stock of pre-combination
Astra at the time of the sales.
2020 Awards to Founders
For the year ended December 31, 2020, the Company granted 7,000,000 shares of Class A common stock of pre-combination
Astra to its founders and key executives in recognition of services previously rendered. Prior to that time, since the Company’s inception, the Company’s two founders had not received refresh grants aside from the initial restricted stock awards issued in 2016. On December 27, 2020, the Board of Directors granted a total of 7,000,000 shares of Class A common stock of pre-combination
Astra to Chris Kemp, Founder and CEO, and Adam London, Founder and CTO. All 7,000,000 shares of Class A common stock of pre-combination
Astra were fully vested upon issuance.
Each share reflects one fully vested Class A common stock of pre-combination
Astra upon issuance and a grant date fair value of $4.49 per share. The grant date fair value was determined by applying the probability-weighted expected return method (“PWERM Method”), which assumes various future outcomes to determine the value of the various equity securities based on probability-weighted present value. Under the PWERM Method, the Company considered potential scenarios related to (i) a merger transaction closing in the second quarter of 2021 and (ii) remaining privately owned for approximately 1.5 years. The following assumptions are utilized to determine the fair value of Class A common stock:

	Merger Transaction	Remaining Private
Time to event (in years) (1)	0.38	1.50
Scenario probability (2)	60%	40%
Discount for lack of marketability (3)	10%	25%
Market value per share (4)	$6.62	$3.04
Grant-date fair value	$5.96	$2.28

(1)	The time to event represents the estimated length of time to a merger or liquidation event.
(2)	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
(3)
Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.

(4)
The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.

The grant date fair value of $31.4 million was recognized as compensation expense within general and administrative expenses in the Consolidated Statement of Operations for the year ended December 31, 2020.
Stock Options Awards

The following is a summary of stock option activity for the year ended December 31, 2021:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2020	8,546,017	$0.85	8.6	$52,120,105
Granted	16,442,272	9.04	9.7
Exercised	(3,883,523)	0.50	5.1
Forfeited	(736,533)	1.08	—
Expired	(41,849)	0.52	—
Outstanding — December 31, 2021	20,326,384	$7.52	9.4	$22,782,654
Unvested — December 31, 2021	18,524,426	8.17	9.5	11,701,061
Exercisable — December 31, 2021	1,801,958	0.78	7.8	11,081,593
Total intrinsic value of options exercised during the years ended December 31, 2021, 2020 and 2019 was approximately $35.6 million, $18.7 million and $0.1 million, respectively.
The company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time based options and Monte Carlo simulation model to calculate the grant date fair value of PSOs. The following table summarizes the assumptions used in estimating the fair value of options granted in the year ended December 31, 2021, 2020 and 2019:

	Time Based Options			Performance Based Stock Options
	2021	2020	2019	2021

Expected terms (years) (1)	6.00	5.78	5.84	2.50 - 4.40
Expected volatility (2)	68.8%	47.4%	34.0%	68.9%
Risk-free interest rate (3)	0.98%	0.29% - 1.19%	1.58% - 2.54%	1.31%
Expected dividend rate (4)	—	—	—	—
Grant-date fair value	$5.52	$1.12	$0.11	$4.66

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Prior to the Business Combination, the fair value of the common stock underlying our stock-based awards was determined with input from management and corroboration from contemporaneous third-party valuations. Given the absence of a public trading market, we considered numerous objective and subjective facts to determine the fair value of the Company’s Common Stock at each date at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of Common Stock; (ii) the rights and preferences of Founders Convertible Preferred and Convertible Preferred relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
Restricted Stock Units Awards
The following is a summary of restricted stock units for the year ended December 31, 2021:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Outstanding — December 31, 2020	—	$—
Granted	11,421,216	9.20
Vested	(585,623)	9.20
Forfeited	(156,775)	9.08
Outstanding — December 31, 2021	10,678,818	$9.20
Total fair value as of the respective vesting dates of restricted stock units vested for the year ended December 31, 2021 was approximately $6.2 million. As of December 31, 2021, the aggregate intrinsic value of unvested restricted stock units was $74.0 million.